Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company’s derivative liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in the fair value of the Company’s derivative liability [Abstract]
Balance	$ 65,006	$ 50,020
Notes issued	1,334	14,861
Change in fair value of derivative	$ (66,340)	125
Balance		$ 65,006